INTANGIBLE ASSETS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 19, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for purchase of assets, value		$ 541,875	$ 4,320,400
NexGenAI Solutions Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for purchase of assets, shares	187,500
Stock issued for purchase of assets, value	$ 541,875